OTHER INVESTMENTS - Disclosure of detailed information about other investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other Investments [Line Items]
Balance, beginning of the year	$ 5,135	$ 10,035
Investment additions, at cost	1,000	73
Proceeds from disposals	(3,292)	(2,451)
Loss on investments	(1,773)	(2,522)
Balance, end of the year	$ 1,070	$ 5,135